Disclosure of currency risk (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Financial And Capital Risk Management Disclosure Of Currency Risk 1	$ 1,122,784
Financial And Capital Risk Management Disclosure Of Currency Risk 2	21,929
Financial And Capital Risk Management Disclosure Of Currency Risk 3	1,144,713
Financial And Capital Risk Management Disclosure Of Currency Risk 4	(76,862)
Financial And Capital Risk Management Disclosure Of Currency Risk 5	(14,133)
Financial And Capital Risk Management Disclosure Of Currency Risk 6	(90,995)
Financial And Capital Risk Management Disclosure Of Currency Risk 7	1,045,922
Financial And Capital Risk Management Disclosure Of Currency Risk 8	7,796
Financial And Capital Risk Management Disclosure Of Currency Risk 9	$ 1,053,718
Financial And Capital Risk Management Disclosure Of Currency Risk 10	10.00%
Financial And Capital Risk Management Disclosure Of Currency Risk 11	$ 104,592
Financial And Capital Risk Management Disclosure Of Currency Risk 12	780
Financial And Capital Risk Management Disclosure Of Currency Risk 13	$ 105,372